Summary of Changes in Stock Options (Details)	12 Months Ended
	Jul. 31, 2021 shares $ / shares	Jul. 31, 2020 shares $ / shares	Aug. 01, 2019 shares $ / shares	Jul. 31, 2019 shares $ / shares
Classes of employee benefits expense [abstract]
Number of options outstanding, Beginning Balance | shares	19,969	23,243	31,410	31,410
Weighted average exercise price, Beginning Balance | $ / shares	$ 39.89	$ 41.51	$ 43.96	$ 43.96
Number of options outstanding, Expired | shares	(16,636)	(3,440)	(2,167)	(2,167)
Weighted average exercise price, Expired | $ / shares	$ (38.32)	$ (39.07)	$ (90.35)
Number of options outstanding, Cancelled | shares			(6,000)	(6,000)
Weighted average exercise price, Cancelled | $ / shares			$ (43.96)
Number of options outstanding, Granted | shares	672,000	166
Weighted average exercise price, Granted | $ / shares	$ 4.24	$ 50.47
Number of share options forfeited in share-based payment arrangement | shares	(667)
Weighted average exercise price, Expired | $ / shares	$ (61.83)
Number of share options outstanding in share-based payment arrangement at end of period | shares	674,666	19,969	23,243
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 4.39	$ 39.89	$ 41.51